Supplemental Oil and gas Reserve Information (Unaudited) (Estimated Quantities of Proved Reserves) (Detail)	12 Months Ended
	Dec. 31, 2013 bbl	Dec. 31, 2012 bbl
Proved reserves (BOE):
Beginning	2,927,000	2,714,150
Revisions of previous estimates	141,600	(193,059)
Purchase of minerals in place	2,685,517	0
Extension and discoveries	175,917	502,751
Sale of minerals in place	(4,800)	0
Sale of Rantoul Partners interest	0	0
Production	(120,634)	(96,842)
Ending	5,804,600	2,927,000